Lease financing (Tables)	12 Months Ended
Dec. 31, 2023
Lease Financing
Lease financing - Capital lease obligations, Principal payments (Table)
Twelve month periods ending	Amount
December 31, 2024	$2,731
December 31, 2025	2,731
December 31, 2026	2,731
December 31, 2027	2,731
December 31, 2028	5,067
December 31, 2029 and thereafter	2,046
Total bareboat lease minimum payments	$18,037
Unamortized lease issuance costs	(98)
Total bareboat lease minimum payments, net	$17,939
Lease financing short term	2,731
Lease financing long term, net of unamortized lease issuance costs	15,208